INCOME TAXES (Details 4) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss	$ (3,253)	$ (1,689)
Deferred tax asset (unrecognized)	1,500	1,689
Deferred tax asset	(1,753)
Deferred tax liabilities:
In-process research and development	30,198	24,050
Deferred tax liability	30,198	24,050
Net deferred tax liability	$ 28,445	$ 24,050